Related Parties (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Years ending December 31, 2020	$ 246,339	$ 59,291
2021	294,347
2022	252,000
2023	252,000
2024	249,357
Thereafter		26,673
Total	$ 1,294,043	$ 85,964
Copa Di Vino Corporation [Member]
Years ending December 31, 2020			$ 45,000	$ 177,000
2021			180,000	180,000
2022			180,000	180,000
2023			180,000	180,000
2024			180,000	180,000
Thereafter			45,000	90,000
Total			$ 810,000	$ 987,000